Capitalized software, net - Schedule of Capitalized Software, Net (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance	$ 699,753	$ 23,443	$ 23,443	$ 16,005
Additions		83,164	676,310	7,438
Legal entity separation-related adjustments	(699,753)
Ending balance	0	106,607	699,753	23,443
Cost [member]
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance	827,434	43,193	43,193	26,699
Additions		117,127	784,241	16,494
Legal entity separation-related adjustments	(827,434)
Ending balance	0	160,320	827,434	43,193
Amortization [Member]
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance	(127,681)	(19,750)	(19,750)	(10,694)
Additions		(33,963)	(107,931)	(9,056)
Legal entity separation-related adjustments	127,681
Ending balance	$ 0	$ (53,713)	$ (127,681)	$ (19,750)